SCHEDULE OF AUDITOR’S REMUNERATION (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total remuneration in respect of audit services		$ 332,706	$ 320,569	$ 305,833
Pricewaterhousecoopers [member]
IfrsStatementLineItems [Line Items]
Audit	[1]			20,000
Grant Thornton Audit Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Audit	[1]	332,706	320,569	241,882
All other fees	[2]			$ 30,000

[1]	Audit fees consist of services that would normally be provided in connection with statutory, half year review, and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.
[2]	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13, 2021.